Property and Equipment, Net - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Property, Plant and Equipment [Line Items]
Capitalized cost of property and equipment			$ 879,000			$ 859,000		$ 180,000
Capitalized cost of property and equipment not in use	$ 599,000		599,000			679,000
Depreciation expense			$ 38,000	$ 45,000		$ 60,000		$ 60,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 34,000	$ 61,000			$ 177,000,000		$ 373,000,000